Average Annual Total Returns - Class A Class C and Institutional Class - Russell 2000 Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class A Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class C Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	12.21%	10.25%	8.88%	12.21%	9.72%	8.14%	7.23%	7.88%	6.85%	19.96%	14.21%	13.29%	15.94%	10.51%	8.56%	15.94%	9.92%	7.76%	9.44%	8.06%	6.55%	19.96%	14.21%	13.29%